Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 98.2%
Advertising - 0.4%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$125,000	$130,280
Midas OpCo Holdings LLC, 5.63%, 8/15/29(a)	85,000	87,954
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(a)	45,000	46,154
		264,388
Aerospace & Defense - 1.6%
Howmet Aerospace, Inc., 5.90%, 2/1/27	150,000	176,250
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)	40,000	41,450
Spirit AeroSystems, Inc., 5.50%, 1/15/25(a)	25,000	26,438
SSL Robotics LLC, 9.75%, 12/31/23(a)	58,000	62,857
TransDigm, Inc.
6.25%, 3/15/26(a)	300,000	313,911
6.38%, 6/15/26	50,000	51,583
7.50%, 3/15/27	250,000	263,209
4.63%, 1/15/29	20,000	19,900
Triumph Group, Inc., 8.88%, 6/1/24(a)	84,000	92,400
		1,047,998
Agriculture - 1.0%
Turning Point Brands, Inc., 5.63%, 2/15/26(a)	110,000	114,675
Vector Group Ltd., 5.75%, 2/1/29(a)	520,000	519,750
		634,425
Airlines - 1.4%
Air Canada, 3.88%, 8/15/26(a)	45,000	45,380
American Airlines, Inc., 11.75%, 7/15/25(a)	125,000	154,688
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26(a)	55,000	57,819
5.75%, 4/20/29(a)	275,000	296,326
Delta Air Lines, Inc., 7.38%, 1/15/26	150,000	176,657
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(a)	60,000	67,290
United Airlines Holdings, Inc., 4.88%, 1/15/25	25,000	25,625
United Airlines, Inc.
4.38%, 4/15/26(a)	40,000	41,050
4.63%, 4/15/29(a)	45,000	46,505
		911,340
Apparel - 0.6%
Crocs, Inc., 4.13%, 8/15/31(a)	340,000	342,550
Wolverine World Wide, Inc., 4.00%, 8/15/29(a)	45,000	45,450
		388,000

	Shares/ Principal	Fair Value

Auto Manufacturers - 3.4%
Ford Motor Co.
8.50%, 4/21/23	$155,000	$170,490
9.00%, 4/22/25	170,000	204,301
4.35%, 12/8/26	200,000	213,000
9.63%, 4/22/30	140,000	198,494
5.29%, 12/8/46	100,000	111,375
Ford Motor Credit Co. LLC
2.98%, 8/3/22	200,000	202,182
3.09%, 1/9/23	200,000	202,940
4.06%, 11/1/24	200,000	210,298
5.11%, 5/3/29	200,000	223,500
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23(a)	150,000	150,345
5.50%, 7/15/29(a)	250,000	243,670
JB Poindexter & Co., Inc., 7.13%, 4/15/26(a)	80,000	84,200
Wabash National Corp., 4.50%, 10/15/28(a)	45,000	44,944
		2,259,739
Auto Parts & Equipment - 1.2%
Adient US LLC, 9.00%, 4/15/25(a)	15,000	16,200
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	41,000	43,077
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24(a)	190,000	209,000
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(a)	75,000	79,830
IHO Verwaltungs GmbH, 4.75% Cash, 9/15/26(a),(b)	200,000	205,000
Meritor, Inc., 6.25%, 6/1/25(a)	40,000	42,048
Tenneco, Inc.
5.00%, 7/15/26	15,000	14,774
7.88%, 1/15/29(a)	45,000	50,231
5.13%, 4/15/29(a)	114,000	116,565
		776,725
Banks - 0.7%
Deutsche Bank AG, 4.30%, (USD 5 Year Swap + 2.25%), 5/24/28(c)	100,000	103,651
Freedom Mortgage Corp.
8.25%, 4/15/25(a)	75,000	76,500
7.63%, 5/1/26(a)	45,000	45,846
6.63%, 1/15/27(a)	35,000	34,038
UniCredit SpA, 5.46%, (US 5 Year CMT T-Note + 4.75%), 6/30/35(a),(c)	200,000	220,436
		480,471
Biotechnology - 0.0%†
HCRX Investments Holdco LP, 4.50%, 8/1/29(a)	30,000	30,150
Building Materials - 1.9%
Boise Cascade Co., 4.88%, 7/1/30(a)	50,000	53,375

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Building Materials (continued)
Builders FirstSource, Inc.
6.75%, 6/1/27(a)	$130,000	$137,800
5.00%, 3/1/30(a)	125,000	133,750
4.25%, 2/1/32(a)	50,000	51,064
Forterra Finance LLC / FRTA Finance Corp., 6.50%, 7/15/25(a)	100,000	107,000
Griffon Corp., 5.75%, 3/1/28	25,000	26,250
James Hardie International Finance DAC, 5.00%, 1/15/28(a)	200,000	210,000
Louisiana-Pacific Corp., 3.63%, 3/15/29(a)	125,000	125,781
Masonite International Corp., 5.38%, 2/1/28(a)	100,000	105,300
New Enterprise Stone & Lime Co., Inc.
6.25%, 3/15/26(a)	90,000	93,060
5.25%, 7/15/28(a)	25,000	25,281
PGT Innovations, Inc., 4.38%, 10/1/29(a)	40,000	40,300
SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	85,000	89,994
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(a)	30,000	31,463
		1,230,418
Chemicals - 3.7%
Ashland LLC, 3.38%, 9/1/31(a)	15,000	15,141
CF Industries, Inc., 4.95%, 6/1/43	100,000	120,506
Chemours Co. (The)
5.38%, 5/15/27	125,000	134,794
5.75%, 11/15/28(a)	93,000	97,534
4.63%, 11/15/29(a)	50,000	48,820
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 6/15/23(a)	5,000	5,012
6.13%, 6/15/28(a)	265,000	277,919
Element Solutions, Inc., 3.88%, 9/1/28(a)	40,000	40,400
HB Fuller Co., 4.25%, 10/15/28	70,000	71,225
INEOS Group Holdings SA, 5.63%, 8/1/24(a)	200,000	200,336
Ingevity Corp., 3.88%, 11/1/28(a)	50,000	49,875
Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(a)	50,000	52,250
Methanex Corp.
5.13%, 10/15/27	35,000	37,844
5.65%, 12/1/44	15,000	16,087
Minerals Technologies, Inc., 5.00%, 7/1/28(a)	25,000	25,938
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	350,000	365,750

	Shares/ Principal	Fair Value

Chemicals (continued)
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(a)	$90,000	$92,475
Olin Corp., 9.50%, 6/1/25(a)	85,000	105,931
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25(a)	30,000	30,750
Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	150,000	158,531
SCIH Salt Holdings, Inc., 4.88%, 5/1/28(a)	50,000	50,250
SPCM SA, 3.13%, 3/15/27(a)	25,000	25,030
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.38%, 9/1/25(a)	62,000	62,930
Tronox, Inc.
6.50%, 5/1/25(a)	25,000	26,242
4.63%, 3/15/29(a)	70,000	69,650
Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(a)	105,000	106,577
WR Grace Holdings LLC, 4.88%, 6/15/27(a)	150,000	154,032
		2,441,829
Coal - 0.1%
Natural Resource Partners LP / NRP Finance Corp., 9.13%, 6/30/25(a)	25,000	25,188
SunCoke Energy, Inc., 4.88%, 6/30/29(a)	20,000	19,925
		45,113
Commercial Services - 3.6%
ADT Security Corp. (The), 4.13%, 8/1/29(a)	45,000	44,725
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	20,000	20,290
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 7/15/26(a)	30,000	31,718
Alta Equipment Group, Inc., 5.63%, 4/15/26(a)	30,000	30,825
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	15,000	15,562
4.00%, 4/15/29(a)	14,000	14,386
ASGN, Inc., 4.63%, 5/15/28(a)	120,000	124,200
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 3/1/29(a)	220,000	232,518
Carriage Services, Inc., 4.25%, 5/15/29(a)	25,000	25,214
CPI CG, Inc., 8.63%, 3/15/26(a)	240,000	260,400
Deluxe Corp., 8.00%, 6/1/29(a)	373,000	389,785
Gartner, Inc.
4.50%, 7/1/28(a)	175,000	183,750
3.63%, 6/15/29(a)	50,000	50,626

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Commercial Services (continued)
3.75%, 10/1/30(a)	$80,000	$82,336
Graham Holdings Co., 5.75%, 6/1/26(a)	125,000	130,538
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 2/1/26(a)	15,000	15,375
MoneyGram International, Inc., 5.38%, 8/1/26(a)	20,000	20,300
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(a)	116,000	109,270
NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	40,000	41,488
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/26(a)	125,000	135,220
3.38%, 8/31/27(a)	25,000	24,037
6.25%, 1/15/28(a)	55,000	56,858
Rent-A-Center, Inc./TX, 6.38%, 2/15/29(a)	80,000	86,300
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(a)	50,000	51,188
RR Donnelley & Sons Co., 6.13%, 11/1/26(a)	35,000	36,487
Service Corp. International
5.13%, 6/1/29	20,000	21,743
3.38%, 8/15/30	25,000	24,969
United Rentals North America, Inc.
5.25%, 1/15/30	70,000	76,650
3.88%, 2/15/31	15,000	15,375
3.75%, 1/15/32	45,000	45,506
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(a)	10,000	10,413
		2,408,052
Computers - 0.8%
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	30,000	30,754
4.00%, 7/1/29(a)	20,000	20,525
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	70,000	69,765
KBR, Inc., 4.75%, 9/30/28(a)	75,000	75,938
NCR Corp., 6.13%, 9/1/29(a)	75,000	81,375
Presidio Holdings, Inc., 4.88%, 2/1/27(a)	35,000	36,137
Unisys Corp., 6.88%, 11/1/27(a)	198,000	216,315
		530,809
Cosmetics & Personal Care - 0.3%
Coty, Inc., 5.00%, 4/15/26(a)	177,000	180,811

Distribution & Wholesale - 0.2%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(a)	15,000	15,319
3.88%, 11/15/29(a)	25,000	24,930

	Shares/ Principal	Fair Value

Distribution & Wholesale (continued)
G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	$100,000	$108,375
		148,624
Diversified Financial Services - 4.6%
AG Issuer LLC, 6.25%, 3/1/28(a)	35,000	36,697
Ally Financial, Inc., 5.75%, 11/20/25	100,000	114,304
Cobra AcquisitionCo. LLC, 6.38%, 11/1/29(a)	50,000	50,000
Coinbase Global, Inc.
3.38%, 10/1/28(a)	30,000	28,875
3.63%, 10/1/31(a)	55,000	52,662
Credit Acceptance Corp., 6.63%, 3/15/26	45,000	47,025
Curo Group Holdings Corp., 7.50%, 8/1/28(a)	185,000	186,891
Enova International, Inc., 8.50%, 9/15/25(a)	395,000	407,537
Global Aircraft Leasing Co. Ltd., 6.50% Cash, 7.25% PIK, 9/15/24(a),(b)	107,381	105,502
goeasy Ltd., 5.38%, 12/1/24(a)	110,000	113,300
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(a)	24,000	24,653
LPL Holdings, Inc.
4.63%, 11/15/27(a)	104,000	107,900
4.00%, 3/15/29(a)	30,000	30,813
4.38%, 5/15/31(a)	125,000	130,469
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	65,000	67,844
5.50%, 8/15/28(a)	140,000	144,200
Navient Corp.
6.75%, 6/15/26	100,000	110,750
5.00%, 3/15/27	75,000	77,138
4.88%, 3/15/28	86,000	87,190
5.63%, 8/1/33	25,000	23,781
NFP Corp., 4.88%, 8/15/28(a)	20,000	20,250
OneMain Finance Corp.
5.63%, 3/15/23	100,000	105,184
6.13%, 3/15/24	265,000	283,153
7.13%, 3/15/26	100,000	115,875
3.50%, 1/15/27	40,000	39,905
6.63%, 1/15/28	95,000	109,250
3.88%, 9/15/28	25,000	24,843
5.38%, 11/15/29	55,000	59,612
PennyMac Financial Services, Inc., 5.75%, 9/15/31(a)	25,000	24,962
PRA Group, Inc., 5.00%, 10/1/29(a)	65,000	65,081
Provident Funding Associates LP / PFG Finance Corp., 6.38%, 6/15/25(a)	150,000	152,625
SLM Corp., 4.20%, 10/29/25	25,000	26,802

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
United Wholesale Mortgage LLC, 5.50%, 4/15/29(a)	$20,000	$19,418
World Acceptance Corp., 7.00%, 11/1/26(a)	95,000	93,677
		3,088,168
Electric - 1.6%
Calpine Corp.
5.25%, 6/1/26(a)	121,000	124,476
4.50%, 2/15/28(a)	100,000	102,000
5.13%, 3/15/28(a)	70,000	70,891
4.63%, 2/1/29(a)	25,000	24,625
3.75%, 3/1/31(a)	25,000	24,063
DPL, Inc., 4.35%, 4/15/29	25,000	27,188
Drax Finco PLC, 6.63%, 11/1/25(a)	200,000	206,500
FirstEnergy Corp., 5.35%, 7/15/47	55,000	67,059
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	30,000	30,493
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(a)	50,000	53,010
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 8/15/28(a)	40,000	41,700
Talen Energy Supply LLC
7.25%, 5/15/27(a)	225,000	212,257
6.63%, 1/15/28(a)	70,000	64,925
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	40,000	41,300
		1,090,487
Electrical Components & Equipment - 0.2%
WESCO Distribution, Inc.
7.13%, 6/15/25(a)	90,000	96,285
7.25%, 6/15/28(a)	45,000	49,837
		146,122
Electronics - 0.7%
Atkore, Inc., 4.25%, 6/1/31(a)	374,000	385,220
Imola Merger Corp., 4.75%, 5/15/29(a)	50,000	51,706
		436,926
Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(a)	100,000	107,500

Engineering & Construction - 1.3%
AECOM, 5.13%, 3/15/27	190,000	210,425
Arcosa, Inc., 4.38%, 4/15/29(a)	40,000	40,500
Artera Services LLC, 9.03%, 12/4/25(a)	60,000	65,100
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	150,000	156,375
MasTec, Inc., 4.50%, 8/15/28(a)	90,000	93,937
TopBuild Corp.
3.63%, 3/15/29(a)	50,000	50,328
4.13%, 2/15/32(a)	55,000	55,550

	Shares/ Principal	Fair Value

Engineering & Construction (continued)
Tutor Perini Corp., 6.88%, 5/1/25(a)	$190,000	$194,275
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	15,000	15,600
		882,090
Entertainment - 0.9%
Affinity Gaming, 6.88%, 12/15/27(a)	15,000	15,750
Boyne USA, Inc., 4.75%, 5/15/29(a)	62,000	64,015
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	80,000	83,100
Everi Holdings, Inc., 5.00%, 7/15/29(a)	20,000	20,494
International Game Technology PLC, 6.50%, 2/15/25(a)	100,000	111,595
Jacobs Entertainment, Inc., 7.88%, 2/1/24(a)	5,000	5,162
Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	200,000	202,234
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29(a)	40,000	40,750
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.88%, 11/1/26(a)	20,000	20,425
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(a)	15,000	15,975
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(a)	30,000	31,651
		611,151
Environmental Control - 0.4%
Covanta Holding Corp., 5.00%, 9/1/30	100,000	101,000
GFL Environmental, Inc.
3.75%, 8/1/25(a)	30,000	30,895
5.13%, 12/15/26(a)	35,000	36,754
4.00%, 8/1/28(a)	50,000	49,625
Madison IAQ LLC, 4.13%, 6/30/28(a)	40,000	40,000
Stericycle, Inc., 3.88%, 1/15/29(a)	35,000	35,214
		293,488
Food - 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 1/15/27(a)	50,000	52,452
5.88%, 2/15/28(a)	30,000	31,950
Ingles Markets, Inc., 4.00%, 6/15/31(a)	25,000	25,312
Kraft Heinz Foods Co.
4.63%, 1/30/29	100,000	114,150
3.75%, 4/1/30	200,000	217,894
6.88%, 1/26/39	200,000	295,201
5.00%, 6/4/42	250,000	306,503
4.38%, 6/1/46	150,000	170,654

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Food (continued)
Performance Food Group, Inc., 5.50%, 10/15/27(a)	$30,000	$31,410
Pilgrim's Pride Corp., 5.88%, 9/30/27(a)	50,000	53,163
Post Holdings, Inc., 5.75%, 3/1/27(a)	300,000	311,667
SEG Holding LLC / SEG Finance Corp., 5.63%, 10/15/28(a)	20,000	20,850
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 3/1/29(a)	75,000	75,563
		1,706,769
Forest Products & Paper - 0.4%
Clearwater Paper Corp., 4.75%, 8/15/28(a)	15,000	15,413
Mercer International, Inc., 5.13%, 2/1/29	25,000	25,531
Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	160,000	162,800
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26(a)	50,000	52,004
		255,748
Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24	150,000	162,937
Healthcare-Products - 0.5%
Hologic, Inc., 3.25%, 2/15/29(a)	75,000	75,283
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/29(a)	105,000	105,000
5.25%, 10/1/29(a)	25,000	25,000
Teleflex, Inc.
4.63%, 11/15/27	100,000	104,250
4.25%, 6/1/28(a)	10,000	10,391
Varex Imaging Corp., 7.88%, 10/15/27(a)	16,000	18,003
		337,927
Healthcare-Services - 5.5%
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(a)	100,000	105,120
5.00%, 4/15/29(a)	25,000	26,031
Akumin Escrow, Inc., 7.50%, 8/1/28(a)	20,000	19,350
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27(a)	40,000	41,550
3.13%, 2/15/29(a)	45,000	44,188
Centene Corp., 4.25%, 12/15/27	30,000	31,399
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	25,000	25,946
4.00%, 3/15/31(a)	37,000	38,766
CHS/Community Health Systems, Inc.
8.00%, 3/15/26(a)	175,000	185,465
5.63%, 3/15/27(a)	45,000	47,121

	Shares/ Principal	Fair Value

Healthcare-Services (continued)
8.00%, 12/15/27(a)	$50,000	$54,500
6.00%, 1/15/29(a)	15,000	15,900
DaVita, Inc., 4.63%, 6/1/30(a)	90,000	92,575
Encompass Health Corp., 4.50%, 2/1/28	45,000	46,701
HCA, Inc.
5.88%, 2/15/26	450,000	515,812
5.63%, 9/1/28	115,000	136,816
5.88%, 2/1/29	20,000	24,034
3.50%, 9/1/30	100,000	105,939
IQVIA, Inc.
5.00%, 10/15/26(a)	200,000	204,974
5.00%, 5/15/27(a)	200,000	207,736
Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	35,000	34,818
MEDNAX, Inc., 6.25%, 1/15/27(a)	25,000	26,281
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(a)	30,000	31,096
ModivCare, Inc., 5.88%, 11/15/25(a)	290,000	306,675
Molina Healthcare, Inc.
5.38%, 11/15/22	175,000	180,416
4.38%, 6/15/28(a)	90,000	93,375
Prime Healthcare Services, Inc., 7.25%, 11/1/25(a)	45,000	48,263
RP Escrow Issuer LLC, 5.25%, 12/15/25(a)	45,000	46,294
Select Medical Corp., 6.25%, 8/15/26(a)	215,000	226,094
Tenet Healthcare Corp.
6.75%, 6/15/23	90,000	97,020
4.63%, 7/15/24	40,000	40,600
7.50%, 4/1/25(a)	30,000	31,838
5.13%, 11/1/27(a)	255,000	265,837
6.13%, 10/1/28(a)	210,000	220,479
US Acute Care Solutions LLC, 6.38%, 3/1/26(a)	40,000	42,350
		3,661,359
Home Builders - 2.3%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 8/1/29(a)	35,000	35,341
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.88%, 2/15/30(a)	130,000	132,600
Century Communities, Inc.
6.75%, 6/1/27	25,000	26,687
3.88%, 8/15/29(a)	25,000	25,250
Empire Communities Corp., 7.00%, 12/15/25(a)	35,000	36,575
Forestar Group, Inc., 3.85%, 5/15/26(a)	60,000	59,925
KB Home, 6.88%, 6/15/27	90,000	107,550

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Home Builders (continued)
LGI Homes, Inc., 4.00%, 7/15/29(a)	$372,000	$371,070
M/I Homes, Inc.
4.95%, 2/1/28	125,000	130,781
3.95%, 2/15/30(a)	80,000	80,400
Mattamy Group Corp.
5.25%, 12/15/27(a)	60,000	62,700
4.63%, 3/1/30(a)	15,000	15,328
Picasso Finance Sub, Inc., 6.13%, 6/15/25(a)	42,000	44,410
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/28(a)	160,000	164,600
4.75%, 4/1/29(a)	25,000	25,687
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(a)	25,000	27,850
Tri Pointe Homes, Inc.
5.25%, 6/1/27	75,000	81,000
5.70%, 6/15/28	15,000	16,313
Williams Scotsman International, Inc., 4.63%, 8/15/28(a)	45,000	46,877
Winnebago Industries, Inc., 6.25%, 7/15/28(a)	45,000	48,375
		1,539,319
Home Furnishings - 0.4%
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	175,000	180,469
3.88%, 10/15/31(a)	55,000	55,069
		235,538
Household Products & Wares - 0.3%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(a)	55,000	54,919
Spectrum Brands, Inc.
5.50%, 7/15/30(a)	100,000	110,750
3.88%, 3/15/31(a)	15,000	15,156
		180,825
Housewares - 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	25,000	26,406
Newell Brands, Inc.
4.70%, 4/1/26	100,000	110,253
5.88%, 4/1/36	25,000	31,051
		167,710
Insurance - 0.2%
AmWINS Group, Inc., 4.88%, 6/30/29(a)	25,000	25,375
MGIC Investment Corp., 5.25%, 8/15/28	8,000	8,537
Radian Group, Inc.
6.63%, 3/15/25	50,000	55,812
4.88%, 3/15/27	40,000	43,595
		133,319

	Shares/ Principal	Fair Value

Internet - 1.7%
Arches Buyer, Inc., 4.25%, 6/1/28(a)	$55,000	$55,756
Cogent Communications Group, Inc., 5.38%, 3/1/22(a)	21,000	21,105
Match Group Holdings II LLC
5.00%, 12/15/27(a)	150,000	156,563
4.63%, 6/1/28(a)	30,000	31,275
5.63%, 2/15/29(a)	155,000	166,625
4.13%, 8/1/30(a)	85,000	88,506
3.63%, 10/1/31(a)	110,000	108,581
Millennium Escrow Corp., 6.63%, 8/1/26(a)	40,000	41,198
Netflix, Inc., 4.88%, 6/15/30(a)	325,000	382,687
NortonLifeLock, Inc., 5.00%, 4/15/25(a)	55,000	55,877
		1,108,173
Investment Companies - 1.5%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(a)	75,000	78,469
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	250,000	260,000
6.38%, 12/15/25	200,000	204,250
6.25%, 5/15/26	190,000	198,550
5.25%, 5/15/27	200,000	207,916
4.38%, 2/1/29	60,000	59,925
		1,009,110
Iron & Steel - 0.7%
Allegheny Technologies, Inc.
7.88%, 8/15/23	150,000	168,750
5.88%, 12/1/27	25,000	26,437
5.13%, 10/1/31	20,000	20,154
Big River Steel LLC / BRS Finance Corp., 6.63%, 1/31/29(a)	48,000	51,900
Cleveland-Cliffs, Inc., 4.63%, 3/1/29(a)	25,000	25,579
Commercial Metals Co., 5.38%, 7/15/27	100,000	104,940
Mineral Resources Ltd., 8.13%, 5/1/27(a)	75,000	81,461
		479,221
Leisure Time - 0.8%
Carnival Corp.
11.50%, 4/1/23(a)	34,000	37,952
9.88%, 8/1/27(a)	60,000	69,247
Life Time, Inc., 5.75%, 1/15/26(a)	10,000	10,405
Royal Caribbean Cruises Ltd.
10.88%, 6/1/23(a)	35,000	39,200
9.13%, 6/15/23(a)	10,000	10,868
11.50%, 6/1/25(a)	148,000	168,868
Vista Outdoor, Inc., 4.50%, 3/15/29(a)	210,000	212,955
		549,495

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Lodging - 0.9%
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	$20,000	$20,900
4.88%, 1/15/30	45,000	48,274
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/29(a)	45,000	45,900
4.88%, 7/1/31(a)	34,000	34,127
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	206,754
Marriott Ownership Resorts, Inc., 6.13%, 9/15/25(a)	70,000	73,938
Travel + Leisure Co.
6.00%, 4/1/27	75,000	83,117
4.63%, 3/1/30(a)	14,000	14,420
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(a)	100,000	102,000
		629,430
Machinery-Construction & Mining - 0.4%
BWX Technologies, Inc., 4.13%, 6/30/28(a)	115,000	118,019
Terex Corp., 5.00%, 5/15/29(a)	160,000	165,800
		283,819
Machinery-Diversified - 0.5%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(a)	60,000	61,532
Colfax Corp., 6.38%, 2/15/26(a)	19,000	19,902
GrafTech Finance, Inc., 4.63%, 12/15/28(a)	209,000	214,486
Stevens Holding Co., Inc., 6.13%, 10/1/26(a)	50,000	53,938
		349,858
Media - 7.8%
Altice Financing SA, 5.75%, 8/15/29(a)	75,000	72,911
Audacy Capital Corp., 6.75%, 3/31/29(a)	40,000	40,317
Block Communications, Inc., 4.88%, 3/1/28(a)	25,000	25,562
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	100,000	104,250
5.38%, 6/1/29(a)	550,000	595,557
4.75%, 3/1/30(a)	115,000	120,154
4.50%, 8/15/30(a)	100,000	103,172
4.25%, 1/15/34(a)	220,000	218,900
CSC Holdings LLC
5.88%, 9/15/22	200,000	207,000
5.38%, 2/1/28(a)	200,000	209,000
6.50%, 2/1/29(a)	200,000	216,590
5.75%, 1/15/30(a)	75,000	76,111
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(a)	100,000	103,500

	Shares/ Principal	Fair Value

Media (continued)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 8/15/27(a)	$75,000	$78,281
DISH DBS Corp.
5.88%, 11/15/24	235,000	252,691
7.75%, 7/1/26	125,000	141,093
7.38%, 7/1/28	140,000	149,077
GCI LLC, 4.75%, 10/15/28(a)	195,000	204,783
Gray Television, Inc., 5.88%, 7/15/26(a)	121,000	124,902
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 2/15/25(a)	12,000	12,763
iHeartCommunications, Inc.
5.25%, 8/15/27(a)	29,000	30,160
4.75%, 1/15/28(a)	20,000	20,610
Liberty Interactive LLC
8.50%, 7/15/29	100,000	113,500
8.25%, 2/1/30	125,000	139,063
Mav Acquisition Corp., 5.75%, 8/1/28(a)	25,000	24,563
News Corp., 3.88%, 5/15/29(a)	50,000	51,375
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	100,000	105,905
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(a)	50,000	51,625
Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	35,000	34,213
Sirius XM Radio, Inc.
3.13%, 9/1/26(a)	25,000	25,344
4.00%, 7/15/28(a)	95,000	96,603
5.50%, 7/1/29(a)	50,000	54,062
3.88%, 9/1/31(a)	65,000	63,497
TEGNA, Inc.
4.75%, 3/15/26(a)	80,000	83,450
5.00%, 9/15/29	145,000	149,357
Townsquare Media, Inc., 6.88%, 2/1/26(a)	195,000	205,238
Univision Communications, Inc., 5.13%, 2/15/25(a)	200,000	203,000
Virgin Media Finance PLC, 5.00%, 7/15/30(a)	300,000	306,408
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	200,000	211,772
Ziggo BV, 5.50%, 1/15/27(a)	150,000	155,063
		5,181,422
Metal Fabricate & Hardware - 0.4%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	145,000	151,380
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	100,000	101,950

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Metal Fabricate & Hardware (continued)
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(a)	$10,000	$10,250
		263,580
Mining - 1.3%
Arconic Corp., 6.13%, 2/15/28(a)	76,000	80,562
Eldorado Gold Corp., 6.25%, 9/1/29(a)	55,000	54,375
FMG Resources August 2006 Pty Ltd., 4.50%, 9/15/27(a)	85,000	89,883
Freeport-McMoRan, Inc.
4.38%, 8/1/28	155,000	162,025
5.45%, 3/15/43	110,000	135,437
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28(a)	66,000	73,177
New Gold, Inc., 7.50%, 7/15/27(a)	30,000	30,866
Novelis Corp.
3.25%, 11/15/26(a)	25,000	25,355
4.75%, 1/30/30(a)	65,000	68,425
3.88%, 8/15/31(a)	20,000	19,781
Taseko Mines Ltd., 7.00%, 2/15/26(a)	148,000	150,035
		889,921
Miscellaneous Manufacturing - 0.2%
Hillenbrand, Inc.
5.75%, 6/15/25	25,000	26,312
3.75%, 3/1/31	25,000	24,818
LSB Industries, Inc., 6.25%, 10/15/28(a)	70,000	70,788
		121,918
Office & Business Equipment - 0.4%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	100,000	110,125
4.13%, 5/1/25	55,000	56,994
4.25%, 4/1/28	9,000	9,392
3.25%, 2/15/29	25,000	25,625
Xerox Holdings Corp., 5.50%, 8/15/28(a)	60,000	62,116
		264,252
Oil & Gas - 9.9%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(a)	20,000	21,600
Antero Resources Corp.
5.00%, 3/1/25	25,000	25,606
8.38%, 7/15/26(a)	17,000	19,257
7.63%, 2/1/29(a)	110,000	122,980
5.38%, 3/1/30(a)	35,000	36,860
Apache Corp.
4.63%, 11/15/25	45,000	48,549
4.88%, 11/15/27	25,000	27,263
4.25%, 1/15/30	15,000	16,163
6.00%, 1/15/37	50,000	60,875
5.10%, 9/1/40	147,000	164,637

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/28(a)	$20,000	$21,800
5.88%, 6/30/29(a)	50,000	51,000
Calumet Specialty Products Partners LP / Calumet Finance Corp.
7.75%, 4/15/23	50,000	49,562
9.25%, 7/15/24(a)	40,000	43,400
11.00%, 4/15/25(a)	71,000	76,858
Centennial Resource Production LLC
5.38%, 1/15/26(a)	191,000	187,428
6.88%, 4/1/27(a)	75,000	76,405
Chesapeake Energy Corp., 5.50%, 2/1/26(a)	10,000	10,450
CNX Resources Corp., 7.25%, 3/14/27(a)	75,000	79,852
Colgate Energy Partners III LLC, 5.88%, 7/1/29(a)	25,000	25,187
Comstock Resources, Inc., 7.50%, 5/15/25(a)	26,000	27,029
Continental Resources, Inc.
4.50%, 4/15/23	33,000	34,196
4.38%, 1/15/28	60,000	66,375
5.75%, 1/15/31(a)	25,000	30,178
4.90%, 6/1/44	30,000	33,600
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(a)	20,000	20,882
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(a)	35,000	35,787
Endeavor Energy Resources LP / EER Finance, Inc., 6.63%, 7/15/25(a)	75,000	79,031
EQT Corp.
6.63%, 2/1/25	60,000	68,673
3.90%, 10/1/27	75,000	81,167
5.00%, 1/15/29	10,000	11,260
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/1/28(a)	80,000	82,898
6.00%, 2/1/31(a)	80,000	82,200
Independence Energy Finance LLC, 7.25%, 5/1/26(a)	20,000	20,594
Laredo Petroleum, Inc.
9.50%, 1/15/25	100,000	103,625
10.13%, 1/15/28	50,000	54,067
7.75%, 7/31/29(a)	135,000	135,338
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(a)	50,000	51,360
Matador Resources Co., 5.88%, 9/15/26	115,000	118,738
MEG Energy Corp., 5.88%, 2/1/29(a)	25,000	25,562

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Murphy Oil Corp.
5.75%, 8/15/25	$65,000	$67,094
5.88%, 12/1/27	73,000	75,975
Northern Oil and Gas, Inc., 8.13%, 3/1/28(a)	55,000	58,754
Oasis Petroleum, Inc., 6.38%, 6/1/26(a)	230,000	240,925
Occidental Petroleum Corp.
2.90%, 8/15/24	425,000	432,607
5.50%, 12/1/25	45,000	49,838
6.38%, 9/1/28	70,000	81,900
3.50%, 8/15/29	250,000	254,280
6.63%, 9/1/30	35,000	43,181
6.13%, 1/1/31	25,000	30,000
6.45%, 9/15/36	145,000	182,428
4.30%, 8/15/39	25,000	24,657
4.40%, 4/15/46	125,000	124,474
4.20%, 3/15/48	59,000	56,492
4.40%, 8/15/49	150,000	147,188
Ovintiv Exploration, Inc., 5.38%, 1/1/26	375,000	423,846
Ovintiv, Inc., 6.50%, 8/15/34	85,000	114,619
Parkland Corp., 5.88%, 7/15/27(a)	40,000	42,400
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	30,000	20,191
6.00%, 2/15/28	25,000	15,954
PDC Energy, Inc., 5.75%, 5/15/26	130,000	135,363
Penn Virginia Escrow LLC, 9.25%, 8/15/26(a)	25,000	25,239
Precision Drilling Corp., 7.13%, 1/15/26(a)	50,000	51,336
Range Resources Corp.
5.00%, 3/15/23	100,000	103,750
9.25%, 2/1/26	125,000	136,256
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)	55,000	55,825
SM Energy Co.
10.00%, 1/15/25(a)	204,000	227,538
6.50%, 7/15/28	320,000	331,302
Southwestern Energy Co.
6.45%, 1/23/25	100,000	110,107

8.38%, 9/15/28	25,000	28,318
5.38%, 2/1/29(a)	25,000	26,745
5.38%, 3/15/30	15,000	16,194
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	220,000	229,075
5.88%, 3/15/28	50,000	52,750
4.50%, 5/15/29	75,000	76,070
Talos Production, Inc., 12.00%, 1/15/26	50,000	53,563
Tap Rock Resources LLC, 7.00%, 10/1/26(a)	5,000	5,138

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Viper Energy Partners LP, 5.38%, 11/1/27(a)	$75,000	$78,188
		6,557,852
Oil & Gas Services - 0.6%
Bristow Group, Inc., 6.88%, 3/1/28(a)	45,000	46,823
Oceaneering International, Inc.
4.65%, 11/15/24	37,000	37,740
6.00%, 2/1/28	150,000	152,337
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	135,000	140,562
6.88%, 9/1/27	25,000	26,439
Weatherford International Ltd., 6.50%, 9/15/28(a)	15,000	15,450
		419,351
Packaging & Containers - 1.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(a)	200,000	203,601
Ball Corp.
5.25%, 7/1/25	100,000	111,375
2.88%, 8/15/30	60,000	58,237
Greif, Inc., 6.50%, 3/1/27(a)	55,000	57,551
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(a)	25,000	26,193
Intertape Polymer Group, Inc., 4.38%, 6/15/29(a)	50,000	50,831
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(a)	100,000	100,875
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	100,000	101,780
		710,443
Pharmaceuticals - 2.0%
AdaptHealth LLC, 6.13%, 8/1/28(a)	35,000	37,231
Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	110,000	117,975
Bausch Health Cos., Inc.
5.50%, 11/1/25(a)	60,000	60,900
7.00%, 1/15/28(a)	55,000	56,358
5.00%, 1/30/28(a)	155,000	147,052
7.25%, 5/30/29(a)	100,000	102,125
5.25%, 2/15/31(a)	40,000	36,784
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 9/1/25(a)	75,000	80,438
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(a)	250,000	265,000
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31(a)	200,000	210,070
Owens & Minor, Inc., 4.50%, 3/31/29(a)	60,000	60,600

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(a)	$40,000	$41,548
Par Pharmaceutical, Inc., 7.50%, 4/1/27(a)	75,000	76,406
Vizient, Inc., 6.25%, 5/15/27(a)	20,000	20,900
		1,313,387
Pipelines - 5.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	20,000	20,661
5.75%, 1/15/28(a)	65,000	67,519
5.38%, 6/15/29(a)	110,000	113,631
Buckeye Partners LP
4.13%, 3/1/25(a)	25,000	25,906
5.85%, 11/15/43	50,000	50,045
Cheniere Energy Partners LP, 3.25%, 1/31/32(a)	50,000	50,165
Cheniere Energy, Inc., 4.63%, 10/15/28	40,000	42,124
CNX Midstream Partners LP, 4.75%, 4/15/30(a)	20,000	20,275
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	100,000	102,125
5.63%, 5/1/27(a)	150,000	154,380
6.00%, 2/1/29(a)	105,000	109,871
DCP Midstream Operating LP
5.38%, 7/15/25	105,000	116,025
5.60%, 4/1/44	70,000	81,550
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28(a)	215,000	228,975
DT Midstream, Inc.
4.13%, 6/15/29(a)	35,000	35,492
4.38%, 6/15/31(a)	35,000	36,050
EnLink Midstream LLC
5.63%, 1/15/28(a)	40,000	42,590
5.38%, 6/1/29	25,000	26,385
EnLink Midstream Partners LP
4.15%, 6/1/25	75,000	77,290
5.45%, 6/1/47	75,000	72,363
EQM Midstream Partners LP
6.50%, 7/1/27(a)	160,000	179,960
5.50%, 7/15/28	22,000	24,170
6.50%, 7/15/48	28,000	32,060
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	120,000	119,700
8.00%, 1/15/27	40,000	40,608
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	50,000	52,125

	Shares/ Principal	Fair Value

Pipelines (continued)
6.88%, 1/15/29	$135,000	$140,126
Harvest Midstream I LP, 7.50%, 9/1/28(a)	25,000	26,629
Hess Midstream Operations LP
5.63%, 2/15/26(a)	95,000	98,562
5.13%, 6/15/28(a)	50,000	52,228
4.25%, 2/15/30(a)	60,000	60,783
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(a)	175,000	177,450
ITT Holdings LLC, 6.50%, 8/1/29(a)	65,000	65,569
New Fortress Energy, Inc., 6.75%, 9/15/25(a)	65,000	62,562
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 1/15/28(a)	200,000	204,750
6.00%, 12/31/30(a)	55,000	56,434
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 4/15/26	70,000	73,106
5.00%, 1/15/28	100,000	105,000
6.88%, 1/15/29	50,000	55,875
5.50%, 3/1/30	25,000	27,336
4.88%, 2/1/31	25,000	26,969
4.00%, 1/15/32(a)	50,000	51,672
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	60,000	62,550
Western Midstream Operating LP
5.30%, 2/1/30	165,000	182,325
5.30%, 3/1/48	120,000	138,300
6.50%, 2/1/50	65,000	76,490
		3,666,761
Real Estate - 0.4%
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/25(a)	50,000	52,250
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(a)	35,000	35,525
Howard Hughes Corp. (The), 4.38%, 2/1/31(a)	40,000	40,236
Hunt Cos., Inc., 5.25%, 4/15/29(a)	135,000	132,300
Kennedy-Wilson, Inc., 5.00%, 3/1/31	35,000	35,788
		296,099
REITS - 4.8%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	80,000	83,200
EPR Properties, 3.75%, 8/15/29	10,000	10,306
Iron Mountain, Inc.
4.88%, 9/15/27(a)	50,000	51,909
5.25%, 7/15/30(a)	270,000	286,532
4.50%, 2/15/31(a)	130,000	131,859

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
REITS (continued)
5.63%, 7/15/32(a)	$225,000	$241,313
iStar, Inc., 4.25%, 8/1/25	100,000	103,873
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp.
5.25%, 10/1/25(a)	50,000	50,621
4.25%, 2/1/27(a)	25,000	24,750
4.75%, 6/15/29(a)	55,000	54,725
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/1/24	500,000	543,750
4.63%, 6/15/25(a)	40,000	43,100
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	150,000	158,063
New Residential Investment Corp., 6.25%, 10/15/25(a)	25,000	25,194
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/1/28(a)	185,000	195,195
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(a)	30,000	30,061
RLJ Lodging Trust LP, 4.00%, 9/15/29(a)	45,000	45,000
SBA Communications Corp., 4.88%, 9/1/24	100,000	101,739
Service Properties Trust
4.65%, 3/15/24	50,000	50,500
7.50%, 9/15/25	215,000	241,623
5.50%, 12/15/27	15,000	15,977
4.38%, 2/15/30	5,000	4,754
Starwood Property Trust, Inc.
4.75%, 3/15/25	145,000	152,612
3.63%, 7/15/26(a)	25,000	25,094
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 2/15/25(a)	150,000	158,490
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(a)	100,000	102,125
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/1/26(a)	25,000	26,108
3.75%, 2/15/27(a)	50,000	51,750
4.63%, 12/1/29(a)	48,000	51,600
4.13%, 8/15/30(a)	70,000	74,200
XHR LP
6.38%, 8/15/25(a)	55,000	58,349
4.88%, 6/1/29(a)	25,000	25,677
		3,220,049
Retail - 4.6%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/25(a)	40,000	41,994

	Shares/ Principal	Fair Value

Retail (continued)
3.88%, 1/15/28(a)	$50,000	$50,425
4.38%, 1/15/28(a)	40,000	40,608
4.00%, 10/15/30(a)	145,000	143,550
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(a)	125,000	136,372
Academy Ltd., 6.00%, 11/15/27(a)	75,000	81,000
Ambience Merger Sub, Inc., 4.88%, 7/15/28(a)	20,000	20,000
Asbury Automotive Group, Inc., 4.75%, 3/1/30	70,000	73,062
Bath & Body Works, Inc.
9.38%, 7/1/25(a)	9,000	11,430
6.69%, 1/15/27	50,000	57,625
5.25%, 2/1/28	25,000	27,575
7.50%, 6/15/29	100,000	113,566
6.63%, 10/1/30(a)	55,000	62,425
6.88%, 11/1/35	225,000	282,375
Beacon Roofing Supply, Inc., 4.13%, 5/15/29(a)	60,000	59,625
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 4/15/29(a)	30,000	31,211
FirstCash, Inc., 4.63%, 9/1/28(a)	225,000	233,437
Gap, Inc. (The), 3.88%, 10/1/31(a)	50,000	50,062
Group 1 Automotive, Inc., 4.00%, 8/15/28(a)	110,000	111,925
GYP Holdings III Corp., 4.63%, 5/1/29(a)	25,000	25,281
IRB Holding Corp., 7.00%, 6/15/25(a)	60,000	63,600
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(a)	50,000	52,201
LCM Investments Holdings II LLC, 4.88%, 5/1/29(a)	20,000	20,521
Lithia Motors, Inc., 4.38%, 1/15/31(a)	105,000	112,088
Macy's Retail Holdings LLC, 5.88%, 4/1/29(a)	15,000	16,275
Michaels Cos., Inc. (The), 5.25%, 5/1/28(a)	50,000	51,575
Murphy Oil USA, Inc., 4.75%, 9/15/29	100,000	105,875
Nordstrom, Inc., 5.00%, 1/15/44	12,000	11,765
QVC, Inc.
4.45%, 2/15/25	100,000	107,000
4.75%, 2/15/27	150,000	159,000
4.38%, 9/1/28	90,000	93,038
5.95%, 3/15/43	20,000	21,000
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/1/25	100,000	102,451
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	45,000	47,363
Staples, Inc., 7.50%, 4/15/26(a)	100,000	101,500

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Retail (continued)
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(a)	$20,000	$20,650
Victoria's Secret & Co., 4.63%, 7/15/29(a)	75,000	75,938
Yum! Brands, Inc.
7.75%, 4/1/25(a)	5,000	5,350
4.75%, 1/15/30(a)	125,000	135,478
3.63%, 3/15/31	100,000	100,534
		3,056,750
Semiconductors - 0.7%
Amkor Technology, Inc., 6.63%, 9/15/27(a)	100,000	107,125
Entegris, Inc.
4.38%, 4/15/28(a)	50,000	52,375
3.63%, 5/1/29(a)	15,000	15,302
Microchip Technology, Inc., 4.25%, 9/1/25	35,000	36,597
Qorvo, Inc., 4.38%, 10/15/29	230,000	250,700
		462,099
Software - 3.3%
ACI Worldwide, Inc., 5.75%, 8/15/26(a)	25,000	26,125
Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	15,000	16,012
Camelot Finance SA, 4.50%, 11/1/26(a)	215,000	223,331
Clarivate Science Holdings Corp., 3.88%, 7/1/28(a)	45,000	45,000
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26(a)	70,000	71,925
6.50%, 10/15/28(a)	95,000	98,586
Dun & Bradstreet Corp. (The), 6.88%, 8/15/26(a)	30,000	31,463
Elastic NV, 4.13%, 7/15/29(a)	105,000	105,525
Fair Isaac Corp.
5.25%, 5/15/26(a)	60,000	68,145
4.00%, 6/15/28(a)	120,000	123,000
J2 Global, Inc., 4.63%, 10/15/30(a)	310,000	329,375
MicroStrategy, Inc., 6.13%, 6/15/28(a)	20,000	20,200
MSCI, Inc.
4.00%, 11/15/29(a)	110,000	116,457
3.63%, 9/1/30(a)	105,000	108,544
3.88%, 2/15/31(a)	95,000	99,631
3.25%, 8/15/33(a)	45,000	45,516
Nuance Communications, Inc., 5.63%, 12/15/26	100,000	103,500
PTC, Inc.
3.63%, 2/15/25(a)	75,000	76,125
4.00%, 2/15/28(a)	45,000	46,181
SS&C Technologies, Inc., 5.50%, 9/30/27(a)	200,000	211,326

	Shares/ Principal	Fair Value

Software (continued)
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(a)	$150,000	$156,000
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29(a)	45,000	45,000
		2,166,967
Telecommunications - 4.0%
Altice France SA, 5.50%, 1/15/28(a)	200,000	201,881
Avaya, Inc., 6.13%, 9/15/28(a)	125,000	131,434
CommScope, Inc., 6.00%, 3/1/26(a)	65,000	67,751
Consolidated Communications, Inc., 6.50%, 10/1/28(a)	15,000	16,294
Embarq Corp., 8.00%, 6/1/36	25,000	26,810
Frontier Communications Corp.
5.88%, 10/15/27(a)	15,000	15,937
5.00%, 5/1/28(a)	40,000	42,000
Hughes Satellite Systems Corp., 5.25%, 8/1/26	35,000	39,462
Level 3 Financing, Inc., 4.63%, 9/15/27(a)	190,000	195,472
LogMeIn, Inc., 5.50%, 9/1/27(a)	55,000	56,025
Lumen Technologies, Inc.
6.88%, 1/15/28	34,000	38,547
5.38%, 6/15/29(a)	31,000	31,465
7.60%, 9/15/39	50,000	56,000
7.65%, 3/15/42	65,000	72,800
Nokia Oyj, 4.38%, 6/12/27	100,000	109,750
Sable International Finance Ltd., 5.75%, 9/7/27(a)	200,000	210,000
Sprint Capital Corp.
6.88%, 11/15/28	100,000	128,000
8.75%, 3/15/32	60,000	89,632
Sprint Corp., 7.63%, 3/1/26	50,000	60,500
Telecom Italia Capital SA
6.38%, 11/15/33	75,000	87,278
6.00%, 9/30/34	50,000	56,125
Telesat Canada / Telesat LLC
5.63%, 12/6/26(a)	20,000	19,200
4.88%, 6/1/27(a)	75,000	69,000
6.50%, 10/15/27(a)	305,000	264,347
T-Mobile USA, Inc.
4.75%, 2/1/28	150,000	159,375
2.88%, 2/15/31	45,000	45,382
Viasat, Inc., 5.63%, 4/15/27(a)	150,000	156,375
Viavi Solutions, Inc., 3.75%, 10/1/29(a)	35,000	35,077
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(a)	80,000	83,556
Zayo Group Holdings, Inc., 4.00%, 3/1/27(a)	80,000	79,618
		2,645,093

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Transportation - 0.3%
Danaos Corp., 8.50%, 3/1/28(a)	$133,000	$146,965
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(a)	15,000	14,794
XPO Logistics, Inc., 6.25%, 5/1/25(a)	35,000	36,903
		198,662
Trucking & Leasing - 0.9%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/25(a)	165,000	170,174
9.75%, 8/1/27(a)	315,000	356,738
5.50%, 5/1/28(a)	40,000	40,400
		567,312
Water - 0.0%†
Solaris Midstream Holdings LLC, 7.63%, 4/1/26(a)	20,000	21,433

Total Corporate Bonds and Notes (Cost - $62,295,694)		65,248,732
Short-Term Investments - 1.5%
Money Market Funds - 1.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(d) (Cost - $1,019,550)	1,019,550	1,019,550

Total Investments - 99.7% (Cost - $63,315,244)		$66,268,282
Other Assets Less Liabilities - Net 0.3%		175,714
Total Net Assets - 100.0%		$66,443,996

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2021, these securities amounted to $43,305,369 or 65.2% of net assets.
(b)	PIK - Pay-in-kind security.
(c)	Variable rate security. The rate shown is the rate in effect at period end.
(d)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Goldman Sachs & Co.	2	12/21/2021	$263,219	$(3,529)
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	5	12/21/2021	726,250	(12,053)
U.S. 2 Year Note Future	Goldman Sachs & Co.	2	12/31/2021	440,109	(281)
U.S. 5 Year Note Future	Goldman Sachs & Co.	3	12/31/2021	368,226	(1,710)
U.S. Long Bond Future	Goldman Sachs & Co.	1	12/21/2021	159,219	(5,046)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(22,619)